UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Investment Portfolio

July 31, 2006

SHI-QTLY-0906

1.834744.100

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 95.5%
	Principal Amount	Value
Convertible Bonds - 0.2%
Technology - 0.2%
Flextronics International Ltd. 1% 8/1/10	$ 420,000	$ 406,350
Nonconvertible Bonds - 95.3%
Aerospace - 3.9%
Bombardier, Inc.:
6.75% 5/1/12 (a)	745,000	689,125
7.45% 5/1/34 (a)	620,000	520,800
L-3 Communications Corp.:
5.875% 1/15/15	2,050,000	1,911,625
6.375% 10/15/15	3,000,000	2,857,500
7.625% 6/15/12	1,000,000	1,012,500
Orbital Sciences Corp. 9% 7/15/11	955,000	995,588
		7,987,138
Air Transportation - 1.6%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,615,000	1,578,663
6.977% 11/23/22	118,696	113,355
7.324% 4/15/11	365,000	354,963
8.608% 10/1/12	80,000	82,000
Continental Airlines, Inc.:
7.875% 7/2/18	294,692	287,325
9.558% 9/1/19	166,273	172,092
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	101,570	99,031
7.73% 9/15/12	52,668	50,562
9.798% 4/1/21	470,873	492,062
		3,230,053
Automotive - 8.0%
American Axle & Manufacturing, Inc. 5.25% 2/11/14	170,000	139,825
Ford Motor Credit Co.:
7% 10/1/13	2,000,000	1,760,000
7.25% 10/25/11	710,000	644,837
9.9569% 4/15/12 (b)	590,000	606,225
10.4863% 6/15/11 (a)(b)	4,124,000	4,216,790
General Motors Acceptance Corp.:
5.125% 5/9/08	1,305,000	1,257,484
5.625% 5/15/09	850,000	812,659
6.125% 2/1/07	835,000	830,296
6.3981% 1/16/07 (b)	1,195,000	1,192,653
6.75% 12/1/14	525,000	493,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.: - continued
6.875% 9/15/11	$ 940,000	$ 907,100
8% 11/1/31	3,530,000	3,459,400
		16,320,769
Building Materials - 1.0%
Anixter International, Inc. 5.95% 3/1/15	2,215,000	2,009,227
Cable TV - 3.6%
EchoStar DBS Corp.:
5.75% 10/1/08	6,555,000	6,473,050
7.125% 2/1/16 (a)	865,000	849,863
		7,322,913
Capital Goods - 1.9%
Case New Holland, Inc. 7.125% 3/1/14	770,000	750,750
Leucadia National Corp. 7% 8/15/13	3,190,000	3,134,175
		3,884,925
Chemicals - 3.6%
Chemtura Corp. 6.875% 6/1/16	390,000	376,350
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	720,000	741,600
10.125% 9/1/08	2,005,000	2,115,275
Millennium America, Inc. 9.25% 6/15/08	975,000	992,063
NOVA Chemicals Corp.:
7.4% 4/1/09	2,745,000	2,731,275
8.405% 11/15/13 (b)	450,000	452,250
		7,408,813
Containers - 0.4%
Ball Corp. 6.625% 3/15/18	790,000	746,550
Diversified Financial Services - 1.4%
E*TRADE Financial Corp.:
7.375% 9/15/13	435,000	436,088
7.875% 12/1/15	425,000	438,813
8% 6/15/11	1,215,000	1,248,413
Residential Capital Corp. 7.3369% 4/17/09 (a)(b)	810,000	810,000
		2,933,314
Electric Utilities - 7.2%
AES Gener SA 7.5% 3/25/14	4,000,000	4,060,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,405,000	2,405,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	$ 3,580,000	$ 3,687,400
Nevada Power Co.:
5.95% 3/15/16 (a)	200,000	191,000
6.65% 4/1/36 (a)	590,000	571,262
Sierra Pacific Power Co. 6% 5/15/16 (a)	565,000	539,575
TXU Corp. 6.5% 11/15/24	3,500,000	3,172,750
		14,626,987
Energy - 9.5%
ANR Pipeline, Inc. 9.625% 11/1/21	425,000	505,750
Chesapeake Energy Corp.:
6.5% 8/15/17	2,880,000	2,674,800
6.625% 1/15/16	60,000	57,000
6.875% 1/15/16	3,000,000	2,880,000
7.5% 6/15/14	1,000,000	1,005,000
7.625% 7/15/13	710,000	720,650
7.75% 1/15/15	1,440,000	1,449,000
Colorado Interstate Gas Co. 6.8% 11/15/15	425,000	412,250
Newfield Exploration Co.:
6.625% 9/1/14	1,805,000	1,746,338
6.625% 4/15/16	390,000	377,325
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	1,500,000	1,432,500
Pogo Producing Co. 6.875% 10/1/17	2,800,000	2,635,500
SESI LLC 6.875% 6/1/14 (a)	490,000	476,525
Southern Natural Gas Co. 7.35% 2/15/31	425,000	417,031
Tennessee Gas Pipeline Co. 7.5% 4/1/17	425,000	431,460
Tesoro Corp.:
6.25% 11/1/12 (a)	565,000	540,988
6.625% 11/1/15 (a)	680,000	651,100
Williams Companies, Inc. 6.375% 10/1/10 (a)	170,000	165,963
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (a)	740,000	745,550
		19,324,730
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,265,000	1,195,425
7.125% 5/15/16 (a)	490,000	466,725
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Allied Waste North America, Inc.: - continued
8.5% 12/1/08	$ 45,000	$ 46,575
Browning-Ferris Industries, Inc. 6.375% 1/15/08	10,000	9,900
		1,718,625
Food and Drug Retail - 0.5%
Albertsons, Inc.:
7.45% 8/1/29	535,000	463,782
7.75% 6/15/26	295,000	264,291
8% 5/1/31	245,000	222,818
		950,891
Food/Beverage/Tobacco - 1.8%
Reynolds American, Inc.:
6.5% 7/15/10 (a)	2,615,000	2,592,119
7.25% 6/1/13 (a)	490,000	493,822
7.3% 7/15/15 (a)	630,000	630,000
		3,715,941
Gaming - 10.0%
Chukchansi Economic Development Authority:
8% 11/15/13 (a)	335,000	335,419
8.78% 11/15/12 (a)(b)	150,000	152,625
Mandalay Resort Group 9.375% 2/15/10	2,000,000	2,117,500
MGM MIRAGE:
6% 10/1/09	5,865,000	5,689,050
6.625% 7/15/15	1,000,000	937,500
6.75% 9/1/12	1,000,000	968,750
6.875% 4/1/16 (a)	330,000	312,675
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	500,000	475,000
6.375% 7/15/09	4,380,000	4,303,350
7.125% 8/15/14	905,000	883,506
8% 4/1/12	795,000	820,838
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	500,000	487,500
7.25% 5/1/12	1,000,000	975,000
Station Casinos, Inc. 6.875% 3/1/16	2,165,000	1,999,919
		20,458,632
Healthcare - 4.0%
Mylan Laboratories, Inc. 6.375% 8/15/15	1,575,000	1,519,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.:
7% 4/1/14	$ 1,400,000	$ 1,347,500
7% 1/15/16	670,000	638,175
Senior Housing Properties Trust 8.625% 1/15/12	1,445,000	1,517,250
Service Corp. International (SCI):
6.75% 4/1/16	465,000	431,288
8% 6/15/17 (a)(b)	465,000	434,775
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	1,580,000	1,512,850
6.625% 10/15/14	790,000	770,250
		8,171,963
Homebuilding/Real Estate - 4.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	2,850,000	2,785,875
8.125% 6/1/12	1,945,000	1,974,175
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	370,000	341,325
6.25% 1/15/15	90,000	78,300
6.25% 1/15/16	50,000	43,250
6.375% 12/15/14	50,000	44,188
KB Home 7.75% 2/1/10	3,035,000	3,012,238
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (a)	600,000	589,728
WCI Communities, Inc. 6.625% 3/15/15	1,055,000	849,275
		9,718,354
Hotels - 2.1%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	2,330,000	2,388,250
Host Marriott LP:
6.75% 6/1/16 (a)	390,000	374,400
7.125% 11/1/13	1,530,000	1,531,913
		4,294,563
Insurance - 1.3%
UnumProvident Corp. 7.375% 6/15/32	2,265,000	2,207,378
UnumProvident Finance Co. PLC 6.85% 11/15/15 (a)	570,000	558,600
		2,765,978
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 0.7%
Royal Caribbean Cruises Ltd.:
7% 6/15/13	$ 730,000	$ 729,012
yankee 7.5% 10/15/27	670,000	644,178
		1,373,190
Metals/Mining - 3.8%
Arch Western Finance LLC 6.75% 7/1/13	3,000,000	2,865,000
Drummond Co., Inc. 7.375% 2/15/16 (a)	1,220,000	1,143,750
Massey Energy Co. 6.875% 12/15/13	915,000	832,650
Vedanta Resources PLC 6.625% 2/22/10 (a)	3,145,000	3,015,269
		7,856,669
Paper - 1.9%
Catalyst Paper Corp. 8.625% 6/15/11	1,390,000	1,351,775
Georgia-Pacific Corp.:
8% 1/15/24	1,920,000	1,819,200
8.125% 5/15/11	115,000	113,994
8.875% 5/15/31	610,000	610,000
		3,894,969
Publishing/Printing - 1.4%
The Reader's Digest Association, Inc. 6.5% 3/1/11	2,965,000	2,861,225
Services - 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (a)(b)	90,000	89,550
7.625% 5/15/14 (a)	210,000	205,275
7.75% 5/15/16 (a)	200,000	195,000
Corrections Corp. of America:
6.25% 3/15/13	295,000	280,250
6.75% 1/31/14	270,000	260,888
7.5% 5/1/11	245,000	248,063
FTI Consulting, Inc. 7.625% 6/15/13	2,125,000	2,130,313
		3,409,339
Shipping - 2.0%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	2,070,000	1,961,325
8.25% 3/15/13	1,000,000	1,032,500
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,045,000
		4,038,825
Steels - 0.1%
Allegheny Technologies, Inc. 8.375% 12/15/11	195,000	204,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - 1.3%
AutoNation, Inc. 7.5069% 4/15/13 (a)(b)	$ 160,000	$ 161,200
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12	2,090,000	2,110,900
9.3831% 10/1/11 (b)	345,000	357,938
		2,630,038
Technology - 9.7%
Freescale Semiconductor, Inc.:
6.875% 7/15/11	4,755,000	4,778,775
7.125% 7/15/14	1,000,000	1,015,000
IKON Office Solutions, Inc. 7.75% 9/15/15	2,190,000	2,151,675
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.5794% 12/15/11 (b)	1,220,000	1,030,900
STATS ChipPAC Ltd. 7.5% 7/19/10	3,705,000	3,603,113
Xerox Capital Trust I 8% 2/1/27	5,000,000	5,025,000
Xerox Corp.:
6.4% 3/15/16	790,000	754,450
7.625% 6/15/13	1,000,000	1,010,000
9.75% 1/15/09	435,000	467,081
		19,835,994
Telecommunications - 5.4%
American Tower Corp. 7.125% 10/15/12	900,000	906,750
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (a)	1,480,000	1,450,400
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,540,000	1,545,852
Qwest Corp.:
8.5794% 6/15/13 (b)	1,000,000	1,070,000
8.875% 3/15/12	400,000	431,000
Rogers Communications, Inc.:
7.25% 12/15/12	1,425,000	1,446,375
9.625% 5/1/11	1,910,000	2,110,550
U.S. West Communications:
6.875% 9/15/33	250,000	221,250
7.5% 6/15/23	965,000	926,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.:
8.125% 8/1/13 (a)	$ 500,000	$ 518,750
8.625% 8/1/16 (a)	500,000	520,000
		11,147,327
TOTAL NONCONVERTIBLE BONDS		194,842,692
TOTAL CORPORATE BONDS (Cost $200,868,090)		195,249,042
Floating Rate Loans - 0.3%

Technology - 0.3%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.3338% 3/20/13 (b) (Cost $530,000)	530,000	530,331
Cash Equivalents - 5.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.26%, dated 7/31/06 due 8/1/06) (Cost $11,544,000)	$ 11,545,685	11,544,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $212,942,090)		207,323,373
NET OTHER ASSETS - (1.4)%		(2,941,900)
NET ASSETS - 100%		$ 204,381,473
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,142,725 or 14.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $212,755,406. Net unrealized depreciation aggregated $5,432,033, of which $805,839 related to appreciated investment securities and $6,237,872 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 27, 2006